INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	June 30, 2024	December 31, 2023

Patents and licenses	$2,424,773	$2,267,251
Other	5,017	5,017
	2,429,790	2,272,268
Less: accumulated amortization	(1,193,915)	(1,103,645)
Intangible assets, net	$1,235,875	$1,168,623

Schedule of future amortization of intangible assets

2024	$96,015
2025	192,030
2026	192,030
2027	192,030
2028 and beyond	563,770
Total	$1,235,875